Long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments	The following table sets forth a breakdown of the long-term investments held by the Company as of December 31, 2021:

As of December 31, 2021
(US$ thousand)
Equity investments without readily determinable fair value	$36,025
Equity method investments	12,704
Debt security	5,196

$53,925